UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore Dynamic Equity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

August 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments - 91.8%
	Common Stocks - 91.8%
	Consumer Discretionary - 14.2%
44,350	Best Buy Co., Inc.	$2,113,721
33,600	CVS Corp.	986,832
26,000	Harrah’s Entertainment, Inc.	1,808,560
39,100	Lennar Corp. - Class A	2,428,110
31,200	Lowe’s Cos., Inc.	2,006,472
48,600	MGM MIRAGE (a)	2,053,836
52,800	Nordstrom, Inc.	1,773,024
50,300	Procter & Gamble Co.	2,790,644

		15,961,199

	Energy - 7.6%
24,800	Apache Corp.	1,776,176
29,700	Exxon Mobil Corp.	1,779,030
15,700	Occidental Petroleum Corp.	1,303,571
34,000	Valero Energy Corp.	3,621,000

		8,479,777

	Financials - 12.7%
16,900	American Express Co.	933,556
33,500	American International Group, Inc.	1,983,200
34,400	Bank of America Corp.	1,480,232
20,700	Bear Stearns Cos., Inc. (The)	2,080,350
20,300	Goldman Sachs Group, Inc.	2,256,954
11,900	Legg Mason, Inc.	1,243,907
30,500	Lehman Brothers Holdings, Inc.	3,222,630
19,900	Wachovia Corp.	987,438

		14,188,267

	Healthcare - 17.0%
19,100	Amgen, Inc. (a)	1,526,090
34,100	Cardinal Health, Inc.	2,032,701
41,000	Coventry Health Care, Inc. (a)	3,280,000
11,800	Genentech, Inc. (a)	1,108,492
25,200	Medtronic, Inc.	1,436,400
39,000	Pfizer, Inc.	993,330
34,200	Quest Diagnostics, Inc.	1,709,316
74,200	UnitedHealth Group, Inc.	3,821,300
38,800	Zimmer Holdings, Inc. (a)	3,188,196

		19,095,825

	Industrial - 14.0%
63,800	Caterpillar, Inc.	3,540,262
26,800	Centex Corp.	1,815,700
34,900	Deere & Co.	2,281,762
24,200	FedEx Corp.	1,970,848
95,400	General Electric Co.	3,206,394
58,600	United Technologies Corp.	2,930,000

		15,744,966

	Materials - 3.7%
26,700	Dow Chemical Co. (The)			1,153,440
28,000	Phelps Dodge Corp.			3,010,840

				4,164,280

	Technology - 13.3%
47,500	Apple Computer, Inc. (a)			2,229,175
172,400	BEA Systems, Inc. (a)			1,520,568
40,900	Broadcom Corp. - Class A (a)			1,779,150
88,700	Dell, Inc. (a)			3,157,720
94,600	Intel Corp.			2,433,112
59,600	Motorola, Inc.			1,304,048
77,500	Texas Instruments, Inc.			2,532,700

				14,956,473

	Telecommunications - 9.3%
47,400	Alltel Corp.			2,938,326
57,800	Amdocs Ltd. (a)			1,696,430
94,100	Cisco Systems, Inc. (a)			1,658,042
72,800	Qualcomm, Inc.			2,890,888
58,100	Symantec Corp. (a)			1,218,938

				10,402,624

	Total Long-Term Investments (Cost $104,689,041)			102,993,411

Contracts (100 shares per contract)	Call Options Purchased (a)	Expiration Date	Exercise Price	Market Value
	Call Options Purchased - 9.9%
300	Amgen, Inc.	January 2007	$55.00	$862,500
250	Apple Computer, Inc.	January 2007	27.50	550,000
150	Centex Corp.	January 2006	40.00	429,000
600	Cisco Systems, Inc.	January 2007	12.50	366,000
300	Deere & Co.	January 2006	40.00	768,000
300	Dell, Inc.	January 2007	30.00	243,000
225	Genentech, Inc.	January 2007	50.00	1,064,250
914	General Electric Co.	January 2007	25.00	840,880
150	Legg Mason, Inc.	February 2006	70.00	538,500
225	Medtronic, Inc.	January 2007	40.00	430,875
400	Nordstrom, Inc.	January 2006	17.50	650,000
400	Qualcomm, Inc.	January 2007	25.00	644,000
600	United Technologies Corp.	January 2007	35.00	978,000
190	UnitedHealth Group, Inc.	January 2007	25.00	527,250
130	Valero Energy Corp.	January 2006	47.50	747,500
753	Wells Fargo & Co.	January 2007	40.00	1,483,410

	Total Call Options Purchased (Cost $11,187,384)			11,123,165

	Total Investments - 101.7% (Cost $115,876,425)			114,116,576
	Other Assets in excess of Liabilities - 1.0%			1,195,376
	Total Options Written - (2.7%)			(3,060,830)

	Net Assets - 100.0%			$112,251,122

(a)	Non-income producing security.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

August 31, 2005 (unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
297	Alltel Corp.	October 2005	$65.00	$16,335
177	Alltel Corp.	January 2006	65.00	26,550
349	Amdocs Ltd.	October 2005	30.00	29,665
229	Amdocs Ltd.	January 2006	30.00	39,503
113	American Express Co.	October 2005	55.00	19,493
56	American Express Co.	January 2006	60.00	5,460
335	American International Group, Inc.	October 2005	60.00	51,925
403	Amgen, Inc.	September 2005	80.00	55,413
88	Amgen, Inc.	September 2005	85.00	1,100
212	Apache Corp.	September 2005	70.00	58,830
36	Apache Corp.	January 2006	75.00	17,100
105	Apple Computer, Inc.	September 2005	45.00	25,725
567	Apple Computer, Inc.	September 2005	47.50	59,535
53	Apple Computer, Inc.	October 2005	47.50	15,105
65	Bank of America Corp.	September 2005	45.00	325
279	Bank of America Corp.	November 2005	45.00	13,950
1,724	BEA Systems, Inc.	December 2005	10.00	56,030
45	Bear Stearns Cos., Inc. (The)	September 2005	100.00	7,987
162	Bear Stearns Cos., Inc. (The)	October 2005	105.00	22,680
104	Best Buy Co, Inc.	September 2005	47.50	20,800
234	Best Buy Co, Inc.	September 2005	50.00	22,230
70	Best Buy Co, Inc.	September 2005	50.00	10,237
205	Broadcom Corp.	September 2005	42.50	32,800
204	Broadcom Corp.	November 2005	42.50	68,340
341	Cardinal Health, Inc.	September 2005	60.00	26,427
319	Caterpillar, Inc.	September 2005	55.00	42,268
319	Caterpillar, Inc.	November 2005	55.00	91,712
188	Centex Corp.	September 2005	65.00	67,680
193	Centex Corp.	October 2005	70.00	45,355
37	Centex Corp.	October 2005	75.00	3,145
157	Cisco Systems, Inc.	September 2005	17.50	5,495
313	Cisco Systems, Inc.	October 2005	20.00	2,348
410	Coventry Health Care, Inc.	October 2005	80.00	112,750
51	CVS Corp.	September 2005	30.00	1,658
134	CVS Corp.	November 2005	30.00	14,740
151	CVS Corp.	January 2006	30.00	23,782
600	Deere & Co.	September 2005	65.00	73,500
1,187	Dell, Inc.	September 2005	37.50	8,903
132	Dow Chemical Co. (The)	September 2005	45.00	3,630
135	Dow Chemical Co. (The)	January 2006	50.00	7,425
297	Exxon Mobil Corp.	September 2005	60.00	28,957
242	FedEx Corp.	September 2005	85.00	3,630
343	Genentech, Inc.	October 2005	95.00	132,055
1,272	General Electric Co.	September 2005	35.00	6,360
108	General Electric Co.	December 2005	37.50	1,350
483	General Electric Co.	January 2006	37.50	10,867
101	Goldman Sachs Group, Inc.	September 2005	110.00	24,492
102	Goldman Sachs Group, Inc.	October 2005	115.00	18,105
42	Harrah’s Entertainment, Inc.	September 2005	70.00	5,985
218	Harrah’s Entertainment, Inc.	November 2005	75.00	34,335
473	Intel Corp.	September 2005	27.50	3,547
473	Intel Corp.	October 2005	27.50	15,373
173	Legg Mason, Inc.	September 2005	105.00	32,437
23	Legg Mason, Inc.	September 2005	110.00	920
26	Legg Mason, Inc.	October 2005	110.00	5,720
47	Legg Mason, Inc.	November 2005	110.00	16,215
271	Lehman Brothers Holdings, Inc.	September 2005	105.00	55,555
17	Lehman Brothers Holdings, Inc.	October 2005	105.00	6,545
17	Lehman Brothers Holdings, Inc.	October 2005	110.00	2,550

207	Lennar Corp.	September 2005	60.00	67,275
184	Lennar Corp.	September 2005	65.00	11,960
312	Lowe’s Cos., Inc.	October 2005	65.00	60,840
351	Medtronic, Inc.	November 2005	55.00	117,585
126	Medtronic, Inc.	January 2006	60.00	15,750
397	MGM MIRAGE	September 2005	42.50	46,647
89	MGM MIRAGE	December 2005	45.00	19,135
596	Motorola, Inc.	January 2006	22.50	83,440
550	Nordstrom, Inc.	September 2005	35.00	15,125
260	Nordstrom, Inc.	October 2005	35.00	24,050
118	Nordstrom, Inc.	October 2005	32.50	26,255
118	Occidental Petroleum Corp.	September 2005	85.00	10,325
39	Occidental Petroleum Corp.	October 2005	85.00	9,555
130	Pfizer, Inc.	September 2005	25.00	10,075
260	Pfizer, Inc.	September 2005	27.50	1,950
280	Phelps Dodge Corp.	September 2005	110.00	51,800
336	Procter & Gamble Co.	September 2005	55.00	28,560
167	Procter & Gamble Co.	January 2006	57.50	22,128
957	Qualcomm, Inc.	September 2005	40.00	64,597
171	Qualcomm, Inc.	October 2005	40.00	24,795
174	Quest Diagnostics, Inc.	September 2005	50.00	12,615
168	Quest Diagnostics, Inc.	November 2005	52.50	14,700
236	Symantec Corp.	September 2005	22.50	1,770
109	Symantec Corp.	October 2005	22.50	4,633
118	Symantec Corp.	October 2005	25.00	885
242	Texas Instruments, Inc.	September 2005	32.50	19,965
366	Texas Instruments, Inc.	October 2005	32.50	53,985
167	Texas Instruments, Inc.	January 2006	32.50	41,750
1,186	United Technologies Corp.	November 2005	52.50	88,950
837	UnitedHealth Group, Inc.	September 2005	52.50	31,388
95	UnitedHealth Group, Inc.	September 2005	55.00	713
300	Valero Energy Corp.	September 2005	105.00	136,500
170	Valero Energy Corp.	October 2005	105.00	127,500
100	Wachovia Corp.	January 2006	55.00	4,000
255	Wells Fargo & Co.	September 2005	60.00	11,475
255	Wells Fargo & Co.	October 2005	60.00	31,875
243	Wells Fargo & Co.	January 2006	65.00	10,935
40	Zimmer Holdings, Inc.	September 2005	80.00	10,700
170	Zimmer Holdings, Inc.	December 2005	85.00	53,550
178	Zimmer Holdings, Inc.	January 2006	85.00	74,760

	Total Call Options Written (Premiums received $4,008,735)			$3,057,430

Contracts (100 shares per contract)	Put Options Written (a)	Expiration Date	Exercise Price	Market Value
100	Lennar Corp.	September 2005	$50.00	$1,750
220	Pfizer, Inc.	September 2005	22.50	1,650

	Total Put Options Written (Premiums received $7,230)			3,400

	Total Options Written (Premiums received $4,015,965)			$3,060,830

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2005.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ NICHOLAS DALMASO
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

By:	/S/ STEVEN M. HILL
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 24, 2005